TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Current income tax:
Current income tax charge	€ 289	€ 278
Adjustment in respect of current income tax from prior periods	(47)	(9)
Total current tax	242	269
Deferred tax:
Relating to the origination and reversal of temporary differences	(12)	(2)
Adjustment in respect of deferred income tax from prior periods	0	(20)
Relating to changes in tax rates or the imposition of new taxes	4	0
Total deferred tax	(8)	(22)
Income tax charge per the consolidated income statement	€ 234	€ 247